Cover	Sep. 12, 2024
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2025
Document Period End Date	Sep. 12, 2024
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31